Consolidated Statements of Shareholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Statement of Stockholders' Equity [Abstract]
Tax effect of unrealized holding value on available for sale securities	$ 0	$ (0.9)	$ 1.3
Tax effect of interest rate swap unrealized gain	7.8	13.6	7.2
Tax effect of unrecognizable actuarial gain (loss) on pension assets	$ (0.8)	$ 0.2	$ 2.9